Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Common stocks: 97.66%
Communication services: 9.41%
Diversified telecommunication services: 1.06%
AT&T Incorporated	234,743	$ 5,561,062
Lumen Technologies Incorporated	30,292	313,825
Verizon Communications Incorporated	136,098	7,304,380
		13,179,267
Entertainment: 1.53%
Activision Blizzard Incorporated	25,604	2,086,726
Electronic Arts Incorporated	9,297	1,209,447
Live Nation Entertainment Incorporated †	4,441	536,562
Netflix Incorporated †	14,561	5,744,606
Take-Two Interactive Software Incorporated †	3,790	613,980
The Walt Disney Company †	59,734	8,868,110
		19,059,431
Interactive media & services: 5.60%
Alphabet Incorporated Class A †	9,888	26,708,872
Alphabet Incorporated Class C †	9,191	24,795,664
Match Group Incorporated †	9,306	1,037,526
Meta Platforms Incorporated Class A †	77,785	16,414,969
Twitter Incorporated †	26,285	934,432
		69,891,463
Media: 1.03%
Charter Communications Incorporated Class A †	4,067	2,447,439
Comcast Corporation Class A	149,882	7,008,482
Discovery Incorporated Class A †«	5,562	156,014
Discovery Incorporated Class C †	9,985	279,280
DISH Network Corporation Class A †	8,208	262,328
Fox Corporation Class A	10,531	440,512
Fox Corporation Class B	4,834	184,949
Interpublic Group of Companies Incorporated	12,944	476,339
News Corporation Class A	12,920	288,374
News Corporation Class B	4,003	89,787
Omnicom Group Incorporated	6,987	586,139
ViacomCBS Incorporated Class B	19,944	610,486
		12,830,129
Wireless telecommunication services: 0.19%
T-Mobile US Incorporated †	19,298	2,377,707
Consumer discretionary: 11.55%
Auto components: 0.12%
Aptiv plc †	8,892	1,150,980
BorgWarner Incorporated	7,882	323,241
		1,474,221
Automobiles: 2.23%
Ford Motor Company	129,037	2,265,890
See accompanying notes to portfolio of investments

Allspring Index Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Automobiles (continued)
General Motors Company †	47,726	$ 2,229,759
Tesla Motors Incorporated †	26,740	23,275,298
		27,770,947
Distributors: 0.13%
Genuine Parts Company	4,682	571,953
LKQ Corporation	8,815	413,864
Pool Corporation	1,318	604,408
		1,590,225
Hotels, restaurants & leisure: 1.90%
Booking Holdings Incorporated †	1,350	2,932,538
Caesars Entertainment Incorporated †	7,027	591,603
Carnival Corporation †	26,445	537,627
Chipotle Mexican Grill Incorporated †	925	1,409,099
Darden Restaurants Incorporated	4,266	619,509
Domino's Pizza Incorporated	1,196	516,923
Expedia Group Incorporated †	4,800	941,328
Hilton Worldwide Holdings Incorporated †	9,162	1,363,855
Las Vegas Sands Corporation †	11,301	484,361
Marriott International Incorporated Class A †	8,993	1,530,069
McDonald's Corporation	24,564	6,012,530
MGM Resorts International	12,795	566,691
Norwegian Cruise Line Holdings Limited †	12,164	237,076
Penn National Gaming Incorporated †	5,461	280,422
Royal Caribbean Cruises Limited †	7,371	594,987
Starbucks Corporation	38,790	3,560,534
Wynn Resorts Limited †	3,460	299,359
Yum! Brands Incorporated	9,636	1,181,181
		23,659,692
Household durables: 0.33%
D.R. Horton Incorporated	10,715	915,061
Garmin Limited	4,994	551,537
Lennar Corporation Class A	8,936	803,168
Mohawk Industries Incorporated †	1,803	253,826
Newell Rubbermaid Incorporated	12,446	295,593
NVR Incorporated †	108	535,512
PulteGroup Incorporated	8,323	413,320
Whirlpool Corporation	1,997	401,936
		4,169,953
Internet & direct marketing retail: 3.67%
Amazon.com Incorporated †	14,337	44,032,655
eBay Incorporated	20,578	1,123,353
Etsy Incorporated †	4,168	645,582
		45,801,590
Leisure products: 0.03%
Hasbro Incorporated	4,263	413,724
Multiline retail: 0.46%
Dollar General Corporation	7,669	1,521,069
See accompanying notes to portfolio of investments

2  |  Allspring Index Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Multiline retail (continued)
Dollar Tree Incorporated †	7,393	$ 1,050,397
Target Corporation	16,043	3,204,910
		5,776,376
Specialty retail: 2.09%
Advance Auto Parts Incorporated	2,071	423,478
AutoZone Incorporated †	689	1,283,876
Bath & Body Works Incorporated	8,691	463,839
Best Buy Company Incorporated	7,277	703,249
CarMax Incorporated †	5,329	582,620
Lowe's Companies Incorporated	22,762	5,031,768
O'Reilly Automotive Incorporated †	2,215	1,438,067
Ross Stores Incorporated	11,682	1,067,618
The Home Depot Incorporated	34,692	10,956,774
The TJX Companies Incorporated	39,530	2,612,933
Tractor Supply Company	3,741	762,378
Ulta Beauty Incorporated †	1,787	669,232
		25,995,832
Textiles, apparel & luxury goods: 0.59%
Nike Incorporated Class B	42,005	5,735,783
PVH Corporation	2,336	228,671
Ralph Lauren Corporation	1,602	211,528
Tapestry Incorporated	9,045	369,941
Under Armour Incorporated Class A †	6,201	110,936
Under Armour Incorporated Class C †	7,070	110,504
VF Corporation	10,717	621,800
		7,389,163
Consumer staples: 6.07%
Beverages: 1.47%
Brown-Forman Corporation Class B	6,007	391,837
Constellation Brands Incorporated Class A	5,400	1,164,348
Molson Coors Brewing Company Class B	6,193	323,151
Monster Beverage Corporation †	12,350	1,042,340
PepsiCo Incorporated	45,451	7,442,147
The Coca-Cola Company	127,791	7,953,712
		18,317,535
Food & staples retailing: 1.40%
Costco Wholesale Corporation	14,524	7,541,587
Sysco Corporation	16,852	1,467,809
The Kroger Company	22,245	1,041,066
Walgreens Boots Alliance Incorporated	23,618	1,088,554
Walmart Incorporated	46,749	6,318,595
		17,457,611
Food products: 0.96%
Archer Daniels Midland Company	18,390	1,442,696
Campbell Soup Company	6,654	299,230
ConAgra Foods Incorporated	15,769	551,442
General Mills Incorporated	19,911	1,342,599
Hormel Foods Corporation	9,274	441,813
Kellogg Company	8,410	537,735
See accompanying notes to portfolio of investments

Allspring Index Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Food products (continued)
Lamb Weston Holdings Incorporated	4,802	$ 318,997
McCormick & Company Incorporated	8,197	780,108
Mondelez International Incorporated Class A	45,856	3,002,651
The Hershey Company	4,779	966,601
The J.M. Smucker Company	3,562	479,980
The Kraft Heinz Company	23,338	915,316
Tyson Foods Incorporated Class A	9,691	897,968
		11,977,136
Household products: 1.39%
Church & Dwight Company Incorporated	8,026	785,344
Colgate-Palmolive Company	27,707	2,132,054
Kimberly-Clark Corporation	11,069	1,440,630
The Clorox Company	4,039	588,846
The Procter & Gamble Company	79,550	12,401,050
		17,347,924
Personal products: 0.18%
The Estee Lauder Companies Incorporated Class A	7,617	2,257,146
Tobacco: 0.67%
Altria Group Incorporated	60,386	3,097,198
Philip Morris International Incorporated	51,177	5,172,459
		8,269,657
Energy: 3.60%
Energy equipment & services: 0.29%
Baker Hughes Incorporated	28,733	844,176
Halliburton Company	29,425	986,620
Schlumberger Limited	46,108	1,809,278
		3,640,074
Oil, gas & consumable fuels: 3.31%
APA Corporation	11,942	425,493
Cabot Oil & Gas Corporation	26,744	623,938
Chevron Corporation	63,368	9,124,992
ConocoPhillips	43,357	4,112,845
Devon Energy Corporation	20,697	1,232,506
Diamondback Energy Incorporated	5,598	773,084
EOG Resources Incorporated	19,233	2,210,256
Exxon Mobil Corporation	139,168	10,913,555
Hess Corporation	9,062	915,806
Kinder Morgan Incorporated	64,101	1,115,357
Marathon Oil Corporation	25,592	577,356
Marathon Petroleum Corporation	20,236	1,575,777
Occidental Petroleum Corporation	29,167	1,275,473
ONEOK Incorporated	14,659	957,233
Phillips 66	14,404	1,213,393
Pioneer Natural Resources Company	7,464	1,788,374
The Williams Companies Incorporated	39,941	1,249,354
Valero Energy Corporation	13,439	1,122,291
		41,207,083
See accompanying notes to portfolio of investments

4  |  Allspring Index Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Financials: 11.31%
Banks: 4.17%
Bank of America Corporation	236,748	$ 10,464,262
Citigroup Incorporated	65,228	3,863,454
Citizens Financial Group Incorporated	14,010	734,404
Comerica Incorporated	4,311	411,657
Fifth Third Bancorp	22,477	1,075,300
First Republic Bank	5,893	1,021,021
Huntington Bancshares Incorporated	47,549	737,960
JPMorgan Chase & Company	97,147	13,775,445
KeyCorp	30,606	767,292
M&T Bank Corporation	4,230	770,833
People's United Financial Incorporated	14,070	296,596
PNC Financial Services Group Incorporated	13,893	2,768,180
Regions Financial Corporation	31,337	758,042
Signature Bank	1,993	687,366
SVB Financial Group †	1,929	1,168,974
Truist Financial Corporation	43,881	2,730,276
US Bancorp	44,356	2,507,888
Wells Fargo & Company	131,070	6,995,206
Zions Bancorporation	5,143	364,587
		51,898,743
Capital markets: 2.96%
Ameriprise Financial Incorporated	3,678	1,102,628
Bank of New York Mellon Corporation	24,975	1,327,421
BlackRock Incorporated	4,694	3,491,820
Cboe Global Markets Incorporated	3,506	411,219
CME Group Incorporated	11,814	2,794,365
FactSet Research Systems Incorporated	1,237	502,333
Franklin Resources Incorporated	9,237	274,616
Intercontinental Exchange Incorporated	18,521	2,372,911
Invesco Limited	11,219	238,292
MarketAxess Holdings Incorporated	1,250	476,788
Moody's Corporation	5,317	1,712,234
Morgan Stanley	47,189	4,281,930
MSCI Incorporated	2,710	1,359,580
Northern Trust Corporation	6,826	777,481
Raymond James Financial Incorporated	6,088	667,549
S&P Global Incorporated	11,643	4,374,239
State Street Corporation	12,019	1,025,581
T. Rowe Price Group Incorporated	7,388	1,068,009
The Charles Schwab Corporation	49,420	4,174,013
The Goldman Sachs Group Incorporated	11,159	3,808,455
The NASDAQ Incorporated	3,848	658,585
		36,900,049
Consumer finance: 0.65%
American Express Company	20,624	4,012,193
Capital One Financial Corporation	13,991	2,144,401
Discover Financial Services	9,634	1,189,221
Synchrony Financial	17,990	769,612
		8,115,427
Diversified financial services: 1.55%
Berkshire Hathaway Incorporated Class B †	60,202	19,351,933
See accompanying notes to portfolio of investments

Allspring Index Portfolio  |  5

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Insurance: 1.98%
AFLAC Incorporated	20,006	$ 1,222,167
American International Group Incorporated	27,294	1,671,485
Aon plc Class A	7,243	2,115,970
Arthur J. Gallagher & Company	6,814	1,077,907
Assurant Incorporated	1,873	317,867
Brown & Brown Incorporated	7,706	521,003
Chubb Limited	14,160	2,883,542
Cincinnati Financial Corporation	4,926	604,864
Everest Reinsurance Group Limited	1,294	385,897
Globe Life Incorporated	3,054	308,332
Lincoln National Corporation	5,584	376,473
Loews Corporation	6,588	404,108
Marsh & McLennan Companies Incorporated	16,597	2,579,340
MetLife Incorporated	23,503	1,587,628
Principal Financial Group Incorporated	8,104	572,467
Progressive Corporation	19,233	2,037,352
Prudential Financial Incorporated	12,426	1,387,487
The Allstate Corporation	9,424	1,153,121
The Hartford Financial Services Group Incorporated	11,188	777,342
The Travelers Companies Incorporated	8,087	1,389,589
W.R. Berkley Corporation	4,587	414,206
Willis Towers Watson plc	4,096	910,541
		24,698,688
Health care: 13.01%
Biotechnology: 1.81%
AbbVie Incorporated	58,115	8,587,654
Amgen Incorporated	18,516	4,193,504
Biogen Incorporated †	4,829	1,018,967
Gilead Sciences Incorporated	41,235	2,490,594
Incyte Corporation †	6,172	421,548
Moderna Incorporated †	11,595	1,780,992
Regeneron Pharmaceuticals Incorporated †	3,475	2,148,801
Vertex Pharmaceuticals Incorporated †	8,358	1,922,507
		22,564,567
Health care equipment & supplies: 2.87%
Abbott Laboratories	58,128	7,011,399
ABIOMED Incorporated †	1,496	464,864
Align Technology Incorporated †	2,411	1,233,130
Baxter International Incorporated	16,459	1,398,521
Becton Dickinson & Company	9,441	2,561,154
Boston Scientific Corporation †	46,843	2,069,055
Dentsply Sirona Incorporated	7,186	389,050
DexCom Incorporated †	3,186	1,318,717
Edwards Lifesciences Corporation †	20,523	2,306,170
Hologic Incorporated †	8,333	593,060
IDEXX Laboratories Incorporated †	2,787	1,483,659
Intuitive Surgical Incorporated †	11,735	3,407,023
Medtronic plc	44,240	4,644,758
ResMed Incorporated	4,790	1,181,933
STERIS plc	3,288	789,120
Stryker Corporation	11,037	2,906,594
Teleflex Incorporated	1,540	517,917
See accompanying notes to portfolio of investments

6  |  Allspring Index Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
The Cooper Companies Incorporated	1,621	$ 663,021
Zimmer Biomet Holdings Incorporated	6,867	873,414
		35,812,559
Health care providers & services: 2.87%
AmerisourceBergen Corporation	4,918	700,963
Anthem Incorporated	7,979	3,605,311
Cardinal Health Incorporated	9,263	500,295
Centene Corporation †	19,181	1,584,734
Cigna Corporation	10,895	2,590,613
CVS Health Corporation	43,394	4,497,788
DaVita HealthCare Partners Incorporated †	2,144	241,779
HCA Healthcare Incorporated	7,873	1,970,691
Henry Schein Incorporated †	4,559	393,806
Humana Incorporated	4,225	1,835,002
Laboratory Corporation of America Holdings †	3,146	853,384
McKesson Corporation	5,019	1,380,024
Quest Diagnostics Incorporated	4,033	529,412
UnitedHealth Group Incorporated	30,961	14,733,411
Universal Health Services Incorporated Class B	2,404	346,008
		35,763,221
Health care technology: 0.07%
Cerner Corporation	9,672	901,914
Life sciences tools & services: 1.77%
Agilent Technologies Incorporated	9,951	1,297,212
Bio-Rad Laboratories Incorporated Class A †	710	444,432
Bio-Techne Corporation	1,292	541,878
Charles River Laboratories International Incorporated †	1,659	483,034
Danaher Corporation	20,906	5,736,815
Illumina Incorporated †	5,138	1,678,071
IQVIA Holdings Incorporated †	6,280	1,445,154
Mettler-Toledo International Incorporated †	756	1,065,007
PerkinElmer Incorporated	4,148	745,022
Thermo Fisher Scientific Incorporated	12,953	7,046,432
Waters Corporation †	2,006	635,360
West Pharmaceutical Services Incorporated	2,435	942,540
		22,060,957
Pharmaceuticals: 3.62%
Bristol-Myers Squibb Company	72,965	5,010,507
Catalent Incorporated †	5,627	574,179
Eli Lilly & Company	26,100	6,523,695
Johnson & Johnson	86,540	14,241,888
Merck & Company Incorporated	83,034	6,358,744
Organon & Company	8,335	311,146
Pfizer Incorporated	184,509	8,660,852
Viatris Incorporated	39,756	437,714
Zoetis Incorporated	15,553	3,011,838
		45,130,563
Industrials: 7.71%
Aerospace & defense: 1.62%
General Dynamics Corporation	7,618	1,786,040
See accompanying notes to portfolio of investments

Allspring Index Portfolio  |  7

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Howmet Aerospace Incorporated	12,639	$ 453,993
Huntington Ingalls Industries Incorporated	1,317	269,195
L3Harris Technologies Incorporated	6,450	1,627,400
Lockheed Martin Corporation	8,069	3,500,332
Northrop Grumman Corporation	4,899	2,166,044
Raytheon Technologies Corporation	49,203	5,053,148
Textron Incorporated	7,246	529,900
The Boeing Company †	18,160	3,728,974
TransDigm Group Incorporated †	1,721	1,147,201
		20,262,227
Air freight & logistics: 0.63%
C.H. Robinson Worldwide Incorporated	4,273	413,114
Expeditors International of Washington Incorporated	5,569	575,612
FedEx Corporation	8,034	1,785,717
United Parcel Service Incorporated Class B	23,969	5,043,557
		7,818,000
Airlines: 0.22%
Alaska Air Group Incorporated †	4,119	231,241
American Airlines Group Incorporated †	21,285	367,166
Delta Air Lines Incorporated †	21,039	839,877
Southwest Airlines Company †	19,458	852,260
United Airlines Holdings Incorporated †	10,644	472,594
		2,763,138
Building products: 0.44%
A.O. Smith Corporation	4,378	300,243
Allegion plc	2,949	337,719
Carrier Global Corporation	28,487	1,278,497
Fortune Brands Home & Security Incorporated	4,462	387,748
Johnson Controls International plc	23,297	1,513,373
Masco Corporation	8,024	449,665
Trane Technologies plc	7,809	1,202,039
		5,469,284
Commercial services & supplies: 0.39%
Cintas Corporation	2,889	1,084,299
Copart Incorporated †	7,015	862,003
Republic Services Incorporated	6,880	827,526
Rollins Incorporated	7,440	242,767
Waste Management Incorporated	12,651	1,826,804
		4,843,399
Construction & engineering: 0.04%
Quanta Services Incorporated	4,684	510,275
Electrical equipment: 0.52%
AMETEK Incorporated	7,604	986,923
Eaton Corporation plc	13,103	2,021,662
Emerson Electric Company	19,651	1,825,971
Generac Holdings Incorporated †	2,074	654,285
Rockwell Automation Incorporated	3,813	1,016,470
		6,505,311
See accompanying notes to portfolio of investments

8  |  Allspring Index Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Industrial conglomerates: 0.97%
3M Company	18,943	$ 2,815,877
General Electric Company	36,099	3,447,815
Honeywell International Incorporated	22,630	4,294,043
Roper Technologies Incorporated	3,468	1,554,427
		12,112,162
Machinery: 1.51%
Caterpillar Incorporated	17,782	3,335,548
Cummins Incorporated	4,702	959,772
Deere & Company	9,275	3,339,186
Dover Corporation	4,733	742,418
Fortive Corporation	11,787	763,208
IDEX Corporation	2,499	479,558
Illinois Tool Works Incorporated	9,389	2,031,216
Ingersoll Rand Incorporated	13,398	676,867
Nordson Corporation	1,777	402,473
Otis Worldwide Corporation	13,963	1,093,722
PACCAR Incorporated	11,413	1,047,828
Parker-Hannifin Corporation	4,244	1,257,879
Pentair plc	5,440	315,030
Snap-on Incorporated	1,766	371,178
Stanley Black & Decker Incorporated	5,359	871,909
Wabtec Corporation	6,141	570,008
Xylem Incorporated	5,928	527,296
		18,785,096
Professional services: 0.28%
Equifax Incorporated	4,011	875,762
Jacobs Engineering Group Incorporated	4,284	526,932
Leidos Holdings Incorporated	4,613	469,788
Nielsen Holdings plc	11,795	205,469
Robert Half International Incorporated	3,660	440,261
Verisk Analytics Incorporated	5,298	939,547
		3,457,759
Road & rail: 0.90%
CSX Corporation	72,911	2,472,412
J.B. Hunt Transport Services Incorporated	2,762	560,493
Norfolk Southern Corporation	7,999	2,051,903
Old Dominion Freight Line Incorporated	3,062	961,560
Union Pacific Corporation	21,133	5,197,661
		11,244,029
Trading companies & distributors: 0.19%
Fastenal Company	18,907	972,954
United Rentals Incorporated †	2,380	765,456
W.W. Grainger Incorporated	1,423	678,856
		2,417,266
Information technology: 27.43%
Communications equipment: 0.85%
Arista Networks Incorporated †	7,374	905,011
Cisco Systems Incorporated	138,644	7,732,176
F5 Networks Incorporated †	1,983	398,286
See accompanying notes to portfolio of investments

Allspring Index Portfolio  |  9

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Communications equipment (continued)
Juniper Networks Incorporated	10,690	$ 361,215
Motorola Solutions Incorporated	5,552	1,223,827
		10,620,515
Electronic equipment, instruments & components: 0.63%
Amphenol Corporation Class A	19,659	1,494,281
CDW Corporation of Delaware	4,462	769,517
Corning Incorporated	25,248	1,020,019
IPG Photonics Corporation †	1,174	153,031
Keysight Technologies Incorporated †	6,055	952,875
TE Connectivity Limited	10,727	1,527,847
Teledyne Technologies Incorporated †	1,534	658,669
Trimble Incorporated †	8,251	575,507
Zebra Technologies Corporation Class A †	1,757	726,238
		7,877,984
IT services: 4.14%
Accenture plc Class A	20,764	6,561,839
Akamai Technologies Incorporated †	5,341	578,217
Automatic Data Processing Incorporated	13,852	2,831,903
Broadridge Financial Solutions Incorporated	3,832	560,277
Cognizant Technology Solutions Corporation Class A	17,266	1,487,121
DXC Technology Company †	8,292	282,177
EPAM Systems Incorporated †	1,865	387,454
Fidelity National Information Services Incorporated	20,017	1,906,219
Fiserv Incorporated †	19,533	1,907,788
FleetCor Technologies Incorporated †	2,669	625,080
Gartner Incorporated †	2,703	757,975
Global Payments Incorporated	9,538	1,272,178
International Business Machines Corporation	29,480	3,611,595
Jack Henry & Associates Incorporated	2,434	430,331
MasterCard Incorporated Class A	28,517	10,289,504
Paychex Incorporated	10,550	1,256,083
PayPal Holdings Incorporated †	38,623	4,323,072
VeriSign Incorporated †	3,177	678,988
Visa Incorporated Class A	55,127	11,914,047
		51,661,848
Semiconductors & semiconductor equipment: 5.91%
Advanced Micro Devices Incorporated †	53,739	6,628,168
Analog Devices Incorporated	17,666	2,831,683
Applied Materials Incorporated	29,682	3,983,324
Broadcom Incorporated	13,531	7,948,651
Enphase Energy Incorporated †	4,435	739,315
Intel Corporation	133,692	6,377,108
KLA Corporation	4,984	1,736,924
Lam Research Corporation	4,628	2,597,928
Microchip Technology Incorporated	18,240	1,282,819
Micron Technology Incorporated	36,772	3,267,560
Monolithic Power Systems Incorporated	1,424	653,189
NVIDIA Corporation	82,181	20,039,837
NXP Semiconductors NV	8,742	1,662,029
Qorvo Incorporated †	3,623	495,554
Qualcomm Incorporated	36,817	6,332,156
Skyworks Solutions Incorporated	5,429	750,125
See accompanying notes to portfolio of investments

10  |  Allspring Index Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Solaredge Technologies Incorporated †	1,726	$ 551,319
Teradyne Incorporated	5,358	631,815
Texas Instruments Incorporated	30,359	5,160,726
		73,670,230
Software: 8.81%
Adobe Incorporated †	15,641	7,314,983
ANSYS Incorporated †	2,868	929,777
Autodesk Incorporated †	7,227	1,591,602
Cadence Design Systems Incorporated †	9,110	1,379,527
Ceridian HCM Holding Incorporated †	4,477	326,418
Citrix Systems Incorporated	4,100	420,250
Fortinet Incorporated †	4,461	1,536,904
Intuit Incorporated	9,308	4,415,436
Microsoft Corporation	246,806	73,743,165
NortonLifeLock Incorporated	19,124	554,214
Oracle Corporation	53,019	4,027,853
Paycom Software Incorporated †	1,582	536,630
PTC Incorporated †	3,473	386,475
Salesforce.com Incorporated †	32,182	6,775,276
ServiceNow Incorporated †	6,542	3,793,837
Synopsys Incorporated †	5,013	1,566,011
Tyler Technologies Incorporated †	1,347	576,866
		109,875,224
Technology hardware, storage & peripherals: 7.09%
Apple Incorporated	512,353	84,599,727
Hewlett Packard Enterprise Company	42,999	684,544
HP Incorporated	37,886	1,301,763
NetApp Incorporated	7,351	576,171
Seagate Technology Holdings plc	6,733	694,576
Western Digital Corporation †	10,244	521,829
		88,378,610
Materials: 2.50%
Chemicals: 1.66%
Air Products & Chemicals Incorporated	7,277	1,719,555
Albemarle Corporation	3,845	753,197
Celanese Corporation Series A	3,579	498,483
CF Industries Holdings Incorporated	7,050	572,390
Corteva Incorporated	23,961	1,246,691
Dow Incorporated	24,313	1,433,494
DuPont de Nemours Incorporated	17,031	1,317,688
Eastman Chemical Company	4,419	523,519
Ecolab Incorporated	8,196	1,444,627
FMC Corporation	4,167	488,581
International Flavors & Fragrances Incorporated	8,367	1,112,811
Linde plc	16,849	4,940,801
LyondellBasell Industries NV Class A	8,642	840,262
PPG Industries Incorporated	7,804	1,041,444
The Mosaic Company	12,176	638,388
The Sherwin-Williams Company	7,930	2,086,621
		20,658,552
See accompanying notes to portfolio of investments

Allspring Index Portfolio  |  11

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Construction materials: 0.12%
Martin Marietta Materials Incorporated	2,051	$ 778,149
Vulcan Materials Company	4,362	791,485
		1,569,634
Containers & packaging: 0.30%
Amcor plc	50,399	586,140
Avery Dennison Corporation	2,722	479,616
Ball Corporation	10,647	955,462
International Paper Company	12,730	554,137
Packaging Corporation of America	3,123	459,674
Sealed Air Corporation	4,870	326,923
WestRock Company	8,777	397,335
		3,759,287
Metals & mining: 0.42%
Freeport-McMoRan Incorporated	48,272	2,266,370
Newmont Corporation	26,214	1,735,367
Nucor Corporation	9,395	1,236,570
		5,238,307
Real estate: 2.56%
Equity REITs: 2.47%
Alexandria Real Estate Equities Incorporated	4,636	878,058
American Tower Corporation	14,971	3,396,471
AvalonBay Communities Incorporated	4,594	1,096,082
Boston Properties Incorporated	4,673	571,555
Crown Castle International Corporation	14,208	2,366,911
Digital Realty Trust Incorporated	9,329	1,258,669
Duke Realty Corporation	12,519	663,507
Equinix Incorporated	2,960	2,100,801
Equity Residential	11,218	956,895
Essex Property Trust Incorporated	2,140	678,744
Extra Space Storage Incorporated	4,401	828,048
Federal Realty Investment Trust	2,301	270,552
Healthpeak Properties Incorporated	17,721	550,414
Host Hotels & Resorts Incorporated †	23,472	428,833
Iron Mountain Incorporated	9,518	468,095
Kimco Realty Corporation	20,264	476,812
Mid-America Apartment Communities Incorporated	3,785	774,449
Prologis Incorporated	24,304	3,544,738
Public Storage Incorporated	5,015	1,780,425
Realty Income Corporation	18,598	1,229,142
Regency Centers Corporation	5,065	333,733
SBA Communications Corporation	3,576	1,084,923
Simon Property Group Incorporated	10,802	1,485,923
UDR Incorporated	9,554	524,228
Ventas Incorporated	13,122	708,588
Vornado Realty Trust	5,227	226,225
Welltower Incorporated	14,309	1,191,797
Weyerhaeuser Company	24,623	957,342
		30,831,960
Real estate management & development: 0.09%
CBRE Group Incorporated Class A †	11,001	1,065,447
See accompanying notes to portfolio of investments

12  |  Allspring Index Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Utilities: 2.51%
Electric utilities: 1.58%
Alliant Energy Corporation	8,230	$ 480,632
American Electric Power Company Incorporated	16,556	1,500,801
Constellation Newenergy	10,720	492,906
Duke Energy Corporation	25,286	2,538,967
Edison International	12,489	792,052
Entergy Corporation	6,607	695,122
Evergy Incorporated	7,538	470,447
Eversource Energy	11,302	924,504
Exelon Corporation	32,160	1,368,730
FirstEnergy Corporation	17,896	748,948
NextEra Energy Incorporated	64,500	5,048,415
NRG Energy Incorporated	8,048	304,536
Pinnacle West Capital Corporation	3,709	262,708
PPL Corporation	24,678	645,823
The Southern Company	34,838	2,256,457
Xcel Energy Incorporated	17,708	1,192,280
		19,723,328
Gas utilities: 0.04%
Atmos Energy Corporation	4,353	478,003
Independent power & renewable electricity producers: 0.04%
AES Corporation	21,917	465,298
Multi-utilities: 0.78%
Ameren Corporation	8,468	727,825
CenterPoint Energy Incorporated	20,672	565,379
CMS Energy Corporation	9,523	609,567
Consolidated Edison Incorporated	11,629	997,419
Dominion Energy Incorporated	26,624	2,117,407
DTE Energy Company	6,368	774,285
NiSource Incorporated	12,909	373,457
Public Service Enterprise Group Incorporated	16,622	1,077,604
Sempra Energy	10,497	1,513,877
WEC Energy Group Incorporated	10,369	942,335
		9,699,155
Water utilities: 0.07%
American Water Works Company Incorporated	5,968	901,705
Total Common stocks (Cost $273,207,588)		1,217,715,540

		Yield
Short-term investments: 2.07%
Investment companies: 2.07%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	25,730,353	25,730,353
Securities Lending Cash Investments LLC ♠∩∞		0.11	150,800	150,800
Total Short-term investments (Cost $25,881,153)				25,881,153
Total investments in securities (Cost $299,088,741)	99.73%			1,243,596,693
Other assets and liabilities, net	0.27			3,346,771
Total net assets	100.00%			$1,246,943,464

See accompanying notes to portfolio of investments

Allspring Index Portfolio  |  13

Portfolio of investments—February 28, 2022 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,730,757	$93,559,530	$(82,559,934)	$0	$0	$25,730,353	25,730,353	$4,805
Securities Lending Cash Investments LLC	182,600	5,630,200	(5,662,000)	0	0	150,800	150,800	850#
				$0	$0	$25,881,153		$5,655

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	133	3-18-2022	$28,862,105	$29,047,200	$185,095	$0
See accompanying notes to portfolio of investments

14  |  Allspring Index Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or

Allspring Index Portfolio  |  15

Notes to portfolio of investments—February 28, 2022 (unaudited)

from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$117,337,997	$0	$0	$117,337,997
Consumer discretionary	144,041,723	0	0	144,041,723
Consumer staples	75,627,009	0	0	75,627,009
Energy	44,847,157	0	0	44,847,157
Financials	140,964,840	0	0	140,964,840
Health care	162,233,781	0	0	162,233,781
Industrials	96,187,946	0	0	96,187,946
Information technology	342,084,411	0	0	342,084,411
Materials	31,225,780	0	0	31,225,780
Real estate	31,897,407	0	0	31,897,407
Utilities	31,267,489	0	0	31,267,489
Short-term investments
Investment companies	25,881,153	0	0	25,881,153
	1,243,596,693	0	0	1,243,596,693
Futures contracts	185,095	0	0	185,095
Total assets	$1,243,781,788	$0	$0	$1,243,781,788
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28, 2022, $1,954,799 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

16  |  Allspring Index Portfolio